Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Related party balances and transactions

Interest payable – related party

Name of Related Party	Relationship	Nature	December 31, 2020	December 31, 2019

Qing Tang	Spouse of Yimin Wu	Interest payable -Interest incurred from loan described below	$574,065	$538,047